Consolidated Statement of Comprehensive Earnings (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net earnings	$ 40.5	$ 28.1	$ 195.0	$ 144.1	$ 174.1
Change in pension liability, net of taxes	1.1	(1.2)	(3.4)	(30.6)	2.1
Foreign currency translation	(23.1)	10.4	16.1	(16.1)	10.1
Change in fair value of derivative instruments, net of taxes	(0.2)	2.0	1.7	(2.7)	(1.0)
Comprehensive earnings	$ 18.3	$ 39.3	$ 209.4	$ 94.7	$ 185.3